VESSELS HELD FOR SALE (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of vessels		$ 9.6
Impairment loss on vessels held for sale				$ 0.7
Golden Saguenay
Long Lived Assets Held-for-sale [Line Items]
Cash consideration	$ 8.4
Loss from sale of assets			$ 4.2